                                                                               .
                                                                               .
                                                                               .

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                 TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) ENDEAVOR PLUS(SM) VARIABLE ANNUITY           274617 C

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                     INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISOR
RiverSource Partners          Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio -- Small   market conditions, at least 80% of the Fund's     Barrow, Hanley, Mewhinney & Strauss,
Cap Value Fund                net assets will be invested in small cap          Inc., Denver Investment Advisors LLC,
                              companies with market capitalization, at the      Donald Smith & Co., Inc., River Road
                              time of investment, of up to $2.5 billion or      Asset Management, LLC and Turner
                              that fall within the range of the Russell         Investment Partners, Inc., subadvisers.
                              2000(R) Value Index.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
274617-1 A (5/08)

* Valid until next prospectus update.

                   PROSPECTUS SUPPLEMENT DATED MAY 23, 2008*
                TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:

PRODUCT NAME                                                 PROSPECTUS FORM #
------------                                                 -----------------
 RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY           274320 C
 RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY          45313 L

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

Effective June 6, 2008, the following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

FUND NAME                          INVESTMENT OBJECTIVE AND POLICIES         INVESTMENT ADVISOR
                                   Long-term capital appreciation. Under     RiverSource Investments, LLC, adviser;
                                   normal market conditions, at least 80%    Barrow, Hanley, Mewhinney & Strauss,
                                   of the Fund's net assets will be          Inc., Denver Investment Advisors LLC,
                                   invested in small cap companies with      Donald Smith & Co., Inc., River Road
                                   market capitalization, at the time of     Asset Management, LLC and Turner
                                   investment, of up to $2.5 billion or      Investment Partners, Inc.,
                                   that fall within the range of the         subadvisers.
                                   Russell 2000(R) Value Index.
 RiverSource Partners Variable
 Portfolio -- Small Cap Value
 Fund

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
45313-15 A (5/08)

*Valid until next prospectus update.